ISSUANCE OF ORDINARY SHARES FROM EQUITY OFFERING	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
ISSUANCE OF ORDINARY SHARES FROM EQUITY OFFERING
18.	ISSUANCE OF ORDINARY SHARES FROM EQUITY OFFERING

In January 2014, the Company issued 5,290,966 ADSs in a public offering, representing 26,454,830 of the Company’s ordinary shares. Total proceeds from this equity offering were US$16,373,000 (approximately RMB101,668,000), all of which was received as of December 31, 2014. Net proceeds received as of December 31, 2014 was US$15,906,000 (approximately RMB98,772,000) after deduction of related issuance costs.

In November and December 2013, the Company issued 1,426,000 ADSs in a public offering, representing 7,130,000 of the Company’s ordinary shares. Total proceeds from this equity offering were US$4,403,000 (approximately RMB26,944,000), of which US$3,671,000 (approximately RMB22,482,000 million) was received as of December 31, 2013 and the remaining US$732,000 (approximately RMB4,462,000) was received in January 2014. Net proceeds received as of December 31, 2013 was US$2,493,000 (approximately RMB15,293,000) after deduction of related issuance costs.